EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2013
EMPLOYEE BENEFITS
19.	EMPLOYEE BENEFITS

The full-time employees of the Company’s subsidiaries, the VIE and its consolidated entities that are incorporated in the PRC are entitled to staff welfare benefits, including medical care, housing subsidies, unemployment insurance and pension benefits. These companies are required to accrue for these benefits based on certain percentages of the employees’ salaries in accordance with the relevant regulations, and to make contributions to the state-sponsored pension and medical plans out of the amounts accrued for medical and pension benefits. The Company’s PRC subsidiaries, the VIE and its consolidated entities have no legal obligation for the benefits beyond the contributions made. The total amounts expensed in the consolidated statements of comprehensive income for such employee benefits amounted to RMB42,567,100, RMB53,019,124 and RMB63,482,783(US$10,486,609), for the years ended December 31, 2011, 2012 and 2013, respectively. The PRC government is responsible for the medical benefits and ultimate pension liability to these employees.